Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	£ 1,944
Charge for the year	478	£ 411	£ 476
Ending balance	2,201	1,944
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,457	4,522
Additions	639	1,311
Disposals	(852)	(157)
Translation adjustment	240	(219)
Ending balance	5,484	5,457	4,522
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,513	3,395
Charge for the year	478	411
Disposals	(852)	(120)
Translation adjustment	144	(173)
Ending balance	3,283	3,513	3,395
Equipment and Furniture
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,819
Ending balance	1,749	1,819
Equipment and Furniture | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,112	4,066
Additions	140	1,311
Disposals	(506)	(46)
Translation adjustment	240	(219)
Ending balance	4,986	5,112	4,066
Equipment and Furniture | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,293	3,274
Charge for the year	306	238
Disposals	(506)	(46)
Translation adjustment	144	(173)
Ending balance	3,237	3,293	3,274
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	125
Ending balance	452	125
Right-of-use Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	345	456
Additions	499
Disposals	(346)	(111)
Ending balance	498	345	456
Right-of-use Assets | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	220	121
Charge for the year	172	173
Disposals	(346)	(74)
Ending balance	£ 46	£ 220	£ 121